Investment in Associates and Joint Venture	12 Months Ended
Dec. 31, 2018
Investment in Associates and Joint Venture
Investment in Associates and Joint Venture

5. Investment in Associates and Joint Venture

        The Group participates in the following associates and joint venture:

		% of ownership interest
	Country of incorporation			Nature of relationship	Measurement method	Principal activity
Name		2017	2018
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
The Cool Pool Limited(3)	Marshall Islands	33.33%	50%	Joint venture	Equity method	Service company

(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)

Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing a floating storage and regasification unit ("FSRU") along with other fixed infrastructure.

(3)	The Cool Pool Limited is the commercial manager of the Cool Pool acting as an agent (Note 1).

        Investment in associates and joint venture consist of the following:

	Associates
	2017	2018
As of January 1,	6,265	20,800
Additions	14,125	136
Share of profit of associates	1,159	1,800
Return of investment from associate	(59)	—
Dividend declared	(690)	(2,023)

As of December 31,	20,800	20,713

        The additions of $136 relate to the investment in Gastrade (December 31, 2017: $14,125). On February 9, 2017, GasLog acquired a 20% shareholding in Gastrade, a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure. GasLog, as well as being a shareholder, will provide operations and maintenance ("O&M") services for the FSRU through an O&M agreement which was signed on February 23, 2018.

        Summarized financial information in respect of the associates and the joint venture is set out below:

	Associates		Joint Venture
	2017	2018	2017	2018
Current
Total current assets	17,691	20,836	40,661	98,448
Total current liabilities	(12,996)	(16,333)	(40,661)	(98,448)
Non-current
Total non-current assets	122,531	114,459	—	—
Total non-current liabilities	(99,086)	(90,879)	—	—

Net assets	28,140	28,083	—	—

Group's share	6,963	6,939	—	—

Effect from translation	16	(47)	—	—
Goodwill	13,821	13,821	—	—

Investment in associates and joint venture	20,800	20,713	—	—

	Associates			Joint Venture
	2016	2017	2018	2016	2017	2018
Revenues	16,636	19,627	23,513	73,348	159,460	346,170
Profit for the year	5,686	4,637	7,040	—	—	—
Total comprehensive income for the year	5,686	4,637	7,040	—	—	—

Group's share in profit	1,422	1,159	1,800	—	—	—

Dividend declared	(4,950)	(2,759)	(8,091)	—	—	—

Group's share in dividend	1,239	690	2,023	—	—	—